Financial risk management - Interest-bearing financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	$ 140,012	$ 57,162
Obligations under leases	69,683	69,452	$ 66,250
Debt instruments	26,014	10,135
Other financial liabilities	33,443	72,719
Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	140,012	57,162
Obligations under leases	69,683	69,452
Debt instruments	26,014	10,135
Other financial liabilities	33,443	71,864
Financial liabilities	269,152	208,613
Interest rate risk | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	38,738	14,831
Obligations under leases	69,683	69,452
Other financial liabilities	33,443	52,380
Financial liabilities	141,864	136,663
Interest rate risk | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	101,274	42,331
Debt instruments	26,014	10,135
Other financial liabilities		19,484
Financial liabilities	$ 127,288	$ 71,950